Investment Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investment Securities [Abstract]
Schedule Of Amortized Cost And Estimated Fair Value Of Securities

September 30, 2012	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale
U. S. treasury	$1,249,246	$3,254	$-	$1,252,500
U.S. government agency	32,674,164	129,782	(7,325)	32,796,621
Municipal securities	55,120,456	2,389,663	(115,307)	57,394,812
Mortgage backed	86,022,663	2,898,978	(2,042)	88,919,599
	$175,066,529	$5,421,677	$(124,674)	$180,363,532

December 31, 2011
Available for sale
U. S. treasury	$1,247,889	$8,361	$-	$1,256,250
U.S. government agency	25,998,568	112,040	(19,537)	26,091,071
Municipal securities	33,753,049	1,396,859	(7,915)	35,141,993
Mortgage backed	96,803,309	2,557,430	(65,218)	99,295,521
	$157,802,815	$4,074,690	$(92,670)	$161,784,835

	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	cost	gains	losses	value

Available for sale
U.S. treasury	$ 1,247,889	$ 8,361	$ -	$ 1,256,250
U.S. government agency	25,998,568	112,040	(19,537)	26,091,071
Municipal securities	33,753,049	1,396,859	(7,915)	35,141,993
Mortgage backed	96,803,309	2,557,430	(65,218)	99,295,521
	$ 157,802,815	$ 4,074,690	$ (92,670)	$ 161,784,835
December 31, 2010

Available for sale
U. S. government agency	$ 3,716,858	$ 90,881	$ (3,942)	$ 3,803,797
Municipal securities	1,302,630	24,746	(169)	1,327,207
Mortgage backed	27,579,549	519,919	(180,677)	27,918,791
	$ 32,599,037	$ 635,546	$ (184,788)	$ 33,049,795
Held to maturity
Municipal securities	$ 983,783	$ 11,569	$ (39,568)	$ 955,784
Mortgage backed	20,752,686	290,747	(33,636)	21,009,797
	$ 21,736,469	$ 302,316	$ (73,204)	$ 21,965,581
December 31, 2009

Available for sale
U. S. government agency	$ 7,133,657	$ 171,946	$ (14,928)	$ 7,290,675
Municipal securities	2,253,107	36,759	(14,294)	2,275,572
Mortgage backed	18,017,019	429,682	-	18,446,701
	$ 27,403,783	$ 638,387	$ (29,222)	$ 28,012,948
Held to maturity
Municipal securities	300,779	2,714	-	303,493
Mortgage backed	5,505,728	267,544	-	5,773,272
	$ 5,806,507	$ 270,258	$ -	$ 6,076,765

Securities With Unrealized Losses By Length Of Impairment

September 30, 2012	Fair value	Unrealized losses
Unrealized losses less than 12 months
U.S. treasury	$-	$-
U.S. government agency	4,494,900	7,325
Municipal securities	5,979,738	115,307
Mortgage backed	1,544,460	2,042
Total unrealized losses less than 12 months	12,019,098	124,674

Unrealized losses greater than 12 months
U.S. treasury	-	-
U.S. government agency	-	-
Municipal securities	-	-
Mortgage backed	-	-
Total unrealized losses greater than 12 months	-	-

Total unrealized losses
U.S. treasury	-	-
U.S. government agency	4,494,900	7,325
Municipal securities	5,979,738	115,307
Mortgage backed	1,544,460	2,042
Total unrealized losses	$12,019,098	$124,674

December 31, 2011	Fair value	Unrealized losses
Unrealized losses less than 12 months
U.S. government agency	$ 7,929,685	$ 19,537
Municipal securities	492,085	7,915
Mortgage backed	6,802,945	65,218

Total unrealized losses less than 12 months	15,224,715	92,670
Unrealized losses greater than 12 months
U.S. government agency	-	-
Municipal securities	-	-
Mortgage backed	-	-

Total unrealized losses greater than 12 months	-	-

Total unrealized losses
U.S. government agency	7,929,685	19,537
Municipal securities	492,085	7,915
Mortgage backed	6,802,945	65,218

Total unrealized losses	$ 15,224,715	$ 92,670

Contractual Maturities And Pledged Securities

September 30, 2012	Amortized cost	Fair value

Maturing
Within one year	$1,423,071	$1,426,965
Over one to five years	15,919,114	16,053,085
Over five to ten years	33,286,866	34,083,489
Over ten years	124,437,478	128,799,993
	$175,066,529	$180,363,532
Pledged securities	$36,618,131	$37,677,667

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
December 31, 2011	cost	value	cost	value

Maturing
Within one year	$ 1,259,229	$ 1,280,872	$ -	$ -
Over one to five years	19,052,724	19,138,115	-	-
Over five to ten years	28,684,389	29,502,002	-	-
Over ten years	108,806,473	111,863,846	-	-
	$ 157,802,815	$ 161,784,835	$ -	$ -

Pledged securities	$ 34,530,023	$ 35,550,747	$ -	$ -

December 31, 2010

Maturing
Within one year	$ 1,009,341	$ 1,041,750	$ -	$ -
Over one to five years	1,992,780	2,078,874	302,084	305,385
Over five to ten years	12,034,769	12,202,523	6,784,476	7,005,706
Over ten years	17,562,147	17,726,648	14,649,909	14,654,490
	$ 32,599,037	$ 33,049,795	$ 21,736,469	$ 21,965,581

Pledged securities	$ -	$ -	$ -	$ -

December 31, 2009

Maturing
Within one year	$ 1,644,598	$ 1,663,512	$ -	$ -
Over one to five years	4,440,360	4,621,900	99,927	100,210
Over five to ten years	8,567,790	8,760,477	2,279,892	2,373,515
Over ten years	12,751,035	12,967,059	3,426,688	3,603,040
	$ 27,403,783	$ 28,012,948	$ 5,806,507	$ 6,076,765

Pledged securities	$ -	$ -	$ -	$ -